Equity Incentive Plan	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Share Based Compensation Option And Incentive Plan [Abstract]
Shareholders' Equity and Share-based Payments [Text Block]

11. Equity Incentive Plan

In 2005, the Company approved the 2005 Equity Incentive Plan (the “2005 Plan”). The 2005 Plan provides for the granting of options, restricted stock or other stock-based awards to employees, officers, directors, consultants and advisors. During 2010, the maximum number of common shares that may be issued pursuant to the 2005 Plan was increased to 891,222 shares. The Board is responsible for administration of the 2005 Plan. The Board determines the term of each option, the option exercise price, the number of shares for which each option is granted and the rate at which each option is exercisable. Incentive stock options may be granted to any officer or employee at an exercise price per share of not less than the fair value per common share on the date of the grant (not less than 110% of fair value in the case of holders of more than 10% of the Company’s voting stock) and with a term not to exceed ten years from the date of the grant (five years for incentive stock options granted to holders of more than 10% of the Company’s voting stock). Nonqualified stock options may be granted to any officer, employee, consultant or director at an exercise price per share of not less than the par value per share.
The Company’s Board adopted the 2014 Equity Incentive Plan, or the (“2014 Plan”) and the Employee Stock Purchase Plan the (“ESPP”), and the Company’s stockholders approved the 2014 Plan and the ESPP Plan in February 2015. The maximum number of Common Shares that may be issued pursuant to the 2014 Plan and the ESPP is 728,597 and 70,567, respectively.
The following is a summary of stock option activity for the three months ended March 31, 2015:

	Number of Options	Weighted-Average Exercise Price	Weighted-Average Contractual Life (In Years)
Outstanding at beginning of year	752,372	$0.91	4.55
Granted	435,393	$5.80	9.88
Exercised	(23,075)	$0.65
Expired (Forfeited)	(8,600)	$0.65
Outstanding at end of period	1,156,090	$2.69	5.05
Exercisable at end of period	827,529	$2.46	6.87
Vested and expected to vest at end of period	827,529	$2.46	6.87
No options were granted in 2014. In September 2014, the Company entered into two consulting arrangements that provided for 60,358 shares of common stock options issuable in connection with the Company’s IPO in February 2015.
The total stock-based compensation expense for employees and non-employees is included in the accompanying consolidated statements of operations and as follows:

	Three months Ended March 31,
	2015	2014
Research and development	$174,586	$7,732
General and administrative	309,954	15,009
	$484,540	$22,741

As of March 31, 2015, there is approximately $911,000 of total unrecognized compensation expense related to unvested stock-based compensation arrangements granted. That cost is expected to be recognized over a weighted average period of 3.63 years. The intrinsic value of stock options outstanding and exercisable at March 31, 2015 is approximately $1,850,000.
At March 31, 2015 there were 445,771 options available under the 2005 and 2014 Plans. On May 1, 2015 the Board Approved the issuance of 125,412 restricted shares under the 2014 Plan. The restricted shares vest 13% on the issuance date and 29% on each of the following — June 30, 2015, September 30, 2015 and December 31, 2015.

11. Equity Incentive Plan

In 2005, the Company approved the 2005 Equity Incentive Plan (the “2005 Plan”). The 2005 Plan provides for the granting of options, restricted stock or other stock-based awards to employees, officers, directors, consultants and advisors. During 2010, the maximum number of common shares that may be issued pursuant to the 2005 Plan was increased to 891,222 shares. The Board is responsible for administration of the 2005 Plan. The Board determines the term of each option, the option exercise price, the number of shares for which each option is granted and the rate at which each option is exercisable. Incentive stock options may be granted to any officer or employee at an exercise price per share of not less than the fair value per common share on the date of the grant (not less than 110% of fair value in the case of holders of more than 10% of the Company’s voting stock) and with a term not to exceed ten years from the date of the grant (five years for incentive stock options granted to holders of more than 10% of the Company’s voting stock). Nonqualified stock options may be granted to any officer, employee, consultant or director at an exercise price per share of not less than the par value per share.
The Company’s Board adopted the 2014 Equity Incentive Plan, or the (“2014 Plan”), and the Company’s stockholders approved the 2014 Plan in February 2015.
The following is a summary of stock option activity for the year ended December 31, 2014:
	Number of Options	Weighted-Average Exercise Price	Weighted-Average Contractual Life (In Years)
Outstanding at beginning of year	762,944	$0.91
Granted	—
Exercised	(2,277)	$2.85
Expired	(8,295)	$3.60
Outstanding at end of year	752,372	$0.93	4.55
Exercisable at end of year	733,049	$0.93	6.87
Vested and expected to vest at end of year	733,049	$0.93	6.87
 No options were granted in 2014 and 2013. In September 2014, the Company entered into two consulting arrangements that provided for 60,358 shares of common stock options issuable in connection with the Company’s IPO in February 2015.
The total stock-based compensation expense for employees and non-employees is included in the accompanying consolidated statements of operations as follows:
	Year Ended December 31,
	2014	2013
Research & development	$11,413	$57,901
General and administrative	15,402	126,129
	$26,815	$184,030
As of December 31, 2014, there is approximately $5,095 of total unrecognized compensation expense related to unvested stock-based compensation arrangements granted. That cost is expected to be recognized over a weighted average period of 1.00 years. The intrinsic value of stock options outstanding and exercisable at December 31, 2014 is de minimus.

Stock Option Repricing

On March 12, 2012, the Company modified the terms of stock options held by three officers and six other employees to purchase 613,817 shares of the Company’s common stock. The options were originally granted between 2006 and 2011 with exercise prices ranging from $2.85 to $4.06 and had a weighted average remaining term of 7.1 years when modified. The Company reduced the exercise price of the options to $0.66 per share reflecting the Company’s most recent valuation of its common stock. In connection with the repricing, the Company recorded additional stock-based compensation expense of $31,290 for the year ended December 31, 2013.